FAIR VALUE MEASUREMENTS (Details 1) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 0	$ 0
Additions	449,624
Change in fair value	3,388,014	0
Ending balance	3,837,638	0
Change in unrealized losses included in earnings	$ 3,388,014	$ 0